Acquisitions and Other Transactions - Partial buyback of Cascabel Stream and NSR - Ecuador (Details) - Acquisition of gold stream - Cascabel Gold Stream And Net Smelter Return , Ecuador $ in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2026 oz	Feb. 28, 2026 USD ($)	Dec. 31, 2025	Mar. 04, 2026 USD ($) oz
Disclosure of detailed information about business combination [line items]
Receivable from stream buyback		$ 40.7
Receivable from net smelter return buyback		$ 97.5
Percentage of stream buyback exercised	50.00%	50.00%	50.00%
Percentage of net smelter return buyback exercised		50.00%
Percentage of gold produced in concentrate	7.00%			7.00%
Ounces Of Gold Delivered Under Initial Threshold | oz	262,500			262,500
Percentage of gold produced in concentrate for remaining life	4.20%			4.20%
Percentage payment of spot prices for the gold ounces delivered				20.00%
Percentage of net smelter return on all minerals produced indefinitely				0.50%
Minimum annual royalty payment obligation				$ 5.0